Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 42,514	$ 45,578	$ 42,514
Loss from operations	11,952	23,230
Unrecognized tax benefits	10,549	$ 4,250	10,549	$ 3,609
Unrecognized tax benefits that would impact effective tax rate	0		0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	157,400		157,400
Loss from operations			69,200
Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	3,400		3,400
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	126,000		126,000
State | Research Tax Credit Carryforward | California
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount	$ 2,700		$ 2,700